Note 19 - Income Taxes (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)
Statement Line Items [Line Items]
Applicable tax rate	26.50%	26.50%
Deferred tax assets	$ 23,191	$ 101,155
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets	$ 381,023		$ 293,795